Share capital - Narrative (Details) - Ordinary shares issue mandate € / shares in Units, € in Millions, shares in Millions	May 21, 2019 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Common stock, value authorised | €	€ 190.3
Common stock, shares authorised	2,720
Issued and fully paid ordinary shares (in eur per share) | € / shares	€ 0.07
Stock repurchase program, shares authorized (in shares)	815
Bottom of range
Disclosure of classes of share capital [line items]
Percentage of average market value	5.00%